Portfolio of Investments	December 31, 2023 (Unaudited)

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	90.4
Financials	6.0
Preferred Stock	3.5
Purchased Options	0.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stock — 5.5%
Financials — 5.5%
226,539	AGNC Investment Corp.	2,222,348
Total Common Stock (Cost $2,341,294)		2,222,348

Exchange-Traded Funds — 82.7%
3,934	abrdn Physical Palladium Shares ETF(a)	397,688
111,232	Goose Hollow Enhanced Equity ETF(b)	2,917,615
46,086	Goose Hollow Multi-Strategy Income ETF(b)	1,190,632
66,686	GraniteShares Platinum Trust(a)	643,520
9,030	iShares 20+ Year Treasury Bond ETF	892,886
47,376	iShares MSCI ACWI ETF	4,821,456
176,469	iShares MSCI Hong Kong ETF	3,065,267
17,864	iShares MSCI Israel ETF	1,039,522
53,425	iShares MSCI Poland ETF	1,210,076
33,638	iShares MSCI South Africa ETF	1,405,732
9,232	iShares MSCI Sweden ETF	364,387
18,000	iShares MSCI Thailand ETF	1,149,480
63,243	iShares Treasury Floating Rate Bond ETF	3,191,874
2,500	SPDR FTSE International Government Inflation-Protected Bond ETF	104,850
11,575	SPDR Gold Shares(a)	2,212,793
27,687	VanEck Gold Miners ETF	858,574
47,666	Vanguard Extended Duration Treasury ETF	3,862,376
40,000	Vanguard Long-Term Treasury ETF	2,461,200
74,980	Xtrackers Harvest CSI 300 China A-Shares ETF	1,792,772
		33,582,700
Total Exchange-Traded Funds (Cost $32,539,593)		33,582,700

Preferred Stock — 3.2%
408,479	Federal National Mortgage Association	1,315,302
Total Preferred Stock (Cost $1,033,646)		1,315,302

Purchased Options — 0.0%(c)(d)
Total Purchased Options (Cost $28,954)		19,300

Total Investments — 91.4% (Cost $35,943,487)		37,139,650
Other Assets in Excess of Liabilities — 8.6%		3,489,674
Net Assets — 100.0%		40,629,324

(a)	Non-income producing security.
(b)	Affiliated security.
(c)	Represents less than 0.05%.
(d)	See Portfolio of Purchased Options.

Portfolio of Investments (continued)	December 31, 2023 (Unaudited)

Goose Hollow Tactical Allocation ETF

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Purchased Options

Exchange-traded equity options purchased as of December 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(e)	Strike Price ($)	Expiration Date	Value ($)
Banco Bradesco SA Options	Call	200	60	3.00	1/19/24	10,500
Itau Unibanco Holding SA Options	Call	800	560	7.00	1/19/24	8,800
(Total Cost $28,954) – 0.0%						19,300

(e)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	December 31, 2023 (Unaudited)

Goose Hollow Enhanced Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	2.7
Exchange-Traded Funds	82.4
Financials	8.8
Industrials	3.1
Materials	3.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 15.6%
Consumer Discretionary — 2.4%
725	NIKE, Inc., Class B	78,713
		78,713
Financials — 7.9%
24,530	Banco Bradesco SA, ADR	85,855
12,590	Itau Unibanco Holding SA, ADR	87,501
7,345	Standard Bank Group, Ltd., ADR	83,513
		256,869
Industrials — 2.7%
57,445	Air France-KLM, ADR(a)	89,614
		89,614
Materials — 2.6%
17,595	Impala Platinum Holdings, Ltd., ADR	86,497
		86,497
Total Common Stocks (Cost $487,641)		511,693

Exchange-Traded Funds — 72.9%
3,590	iShares MSCI All Country Asia ex Japan ETF	238,986
6,860	iShares MSCI Finland ETF	245,591
5,990	iShares MSCI Israel ETF	348,564
7,300	iShares MSCI Malaysia ETF	155,125
6,915	iShares MSCI Norway ETF	168,512
6,345	iShares MSCI Philippines ETF	164,907
5,805	iShares MSCI South Africa ETF	242,591
4,505	iShares MSCI Sweden ETF	177,812
5,440	VanEck Gold Miners ETF	168,694
5,695	Vanguard Total International Stock ETF	330,082
6,255	Xtrackers Harvest CSI 300 China A-Shares ETF	149,557
		2,390,421
Total Exchange-Traded Funds (Cost $2,336,239)		2,390,421

Total Investments — 88.5% (Cost $2,823,880)		2,902,114
Other Assets in Excess of Liabilities — 11.5%		377,662
Net Assets — 100.0%		3,279,776

(a)	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

Portfolio of Investments	December 31, 2023 (Unaudited)

Goose Hollow Multi-Strategy Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed-End Funds	5.3
Exchange-Traded Funds	83.9
Preferred Stocks	10.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Closed-End Funds — 4.9%
68,980	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	321,447
81,580	Saba Capital Income & Opportunities Fund II	309,188
		630,635
Total Closed-End Funds (Cost $650,874)		630,635

Exchange-Traded Funds — 77.2%
55,160	Global X Variable Rate Preferred ETF	1,277,506
37,380	iShares Treasury Floating Rate Bond ETF	1,886,569
52,601	SPDR FTSE International Government Inflation-Protected Bond ETF	2,206,085
28,740	Vanguard Mortgage-Backed Securities ETF	1,332,386
8,340	Vanguard Real Estate ETF	736,922
32,560	Vanguard Short-Term Treasury ETF	1,899,225
12,500	Vanguard Total International Bond ETF	617,063
		9,955,756
Total Exchange-Traded Funds (Cost $9,917,264)		9,955,756

Preferred Stocks — 9.9%
12,120	AGNC Investment Corp.	263,732
9,980	AGNC Investment Corp.	247,803
9,960	Annaly Capital Management, Inc.	250,394
11,320	Rithm Capital Corp.	260,926
10,820	Rithm Capital Corp.	258,165
		1,281,020
Total Preferred Stocks (Cost $1,289,507)		1,281,020

Total Investments — 92.0% (Cost $11,857,645)		11,867,411
Other Assets in Excess of Liabilities — 8.0%		1,035,085
Net Assets — 100.0%		12,902,496

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2023 (Unaudited)
Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	5.9
Consumer Staples	6.1
Energy	4.9
Exchange-Traded Fund	9.3
Financials	15.5
Health Care	12.1
Industrials	11.9
Information Technology	25.4
Materials	3.1
Real Estate	5.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 88.1%
Consumer Discretionary — 5.7%
998	Chipotle Mexican Grill, Inc.(a)	2,282,386
15,269	Royal Caribbean Cruises, Ltd.(a)	1,977,183
		4,259,569
Consumer Staples — 6.0%
14,401	Procter & Gamble Co. (The)	2,110,322
16,388	Target Corp.	2,333,979
		4,444,301
Energy — 4.7%
8,557	Marathon Petroleum Corp.	1,269,517
16,910	Phillips 66	2,251,397
		3,520,914
Financials — 15.1%
22,864	Apollo Global Management, Inc.	2,130,696
18,474	Capital One Financial Corp.	2,422,311
28,239	KKR & Co., Inc.	2,339,601
14,338	PNC Financial Services Group, Inc. (The)	2,220,240
13,468	Progressive Corp. (The)	2,145,183
		11,258,031
Health Care — 11.8%
16,738	Agilent Technologies, Inc.	2,327,084
8,143	Align Technology, Inc.(a)	2,231,182
3,712	Eli Lilly & Co.	2,163,799
14,792	Illumina, Inc.(a)	2,059,638
		8,781,703
Industrials — 11.5%
34,397	Fastenal Co.	2,227,894
4,594	Northrop Grumman Corp.	2,150,635
5,443	Old Dominion Freight Line, Inc.	2,206,211
33,078	Uber Technologies, Inc.(a)	2,036,613
		8,621,353
Information Technology — 24.7%
18,241	Advanced Micro Devices, Inc.(a)	2,688,906
9,448	Arista Networks, Inc.(a)	2,225,098
2,100	Broadcom, Inc.	2,344,125
30,337	Dell Technologies, Inc., Class C	2,320,781

Portfolio of Investments (continued)	December 31, 2023 (Unaudited)
Mohr Growth ETF

Shares		Fair Value ($)
Information Technology — 24.7% (continued)
1,653	Fair Isaac Corp.(a)	1,924,109
2,698	Lam Research Corp.	2,113,236
14,482	SAP SE, ADR	2,238,772
11,465	Zscaler, Inc.(a)	2,540,185
		18,395,212
Materials — 3.0%
54,057	Newmont Corp.	2,237,419
		2,237,419
Real Estate — 5.6%
10,473	American Tower Corp.	2,260,911
20,576	CBRE Group, Inc., Class A(a)	1,915,420
		4,176,331
Total Common Stocks (Cost $60,150,400)		65,694,833

Exchange-Traded Fund — 9.0%
79,266	VanEck Morningstar Wide Moat ETF	6,727,305
Total Exchange-Traded Fund (Cost $6,228,750)		6,727,305

Total Investments — 97.1% (Cost $66,379,150)		72,422,138
Other Assets in Excess of Liabilities — 2.9%		2,185,183
Net Assets — 100.0%		74,607,321

(a)	Non-income producing security.

ADR — American Depository Receipts
ETF — Exchange-Traded Fund

Portfolio of Investments	December 31, 2023 (Unaudited)
Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 97.6%
89,218	First Trust Exchange Traded Fund IV - SSI Strategic Convertible Securities ETF	2,973,636
7,117	First Trust Rising Dividend Achievers ETF	367,735
61,324	Goldman Sachs Access Treasury 0-1 Year ETF	6,116,456
9,749	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	367,732
37,436	iShares 0-3 Month Treasury Bond ETF	3,753,708
39,187	iShares 0-5 Year TIPS Bond ETF	3,863,446
17,221	iShares 5-10 Year Investment Grade Corporate Bond ETF	895,492
4,459	iShares Convertible Bond ETF	350,433
100,668	iShares Core Conservative Allocation ETF	3,639,148
52,570	iShares Core Total USD Bond Market ETF	2,421,900
48,826	iShares MSCI USA Min Vol Factor ETF	3,809,893
89,801	Schwab U.S. Large-Cap Value ETF	6,295,050
66,823	SPDR Bloomberg 1-3 Month T-Bill ETF	6,106,954
4,788	SPDR Bloomberg Convertible Securities ETF	345,454
117,471	SPDR Portfolio Long Term Treasury ETF	3,409,008
130,485	SPDR SSgA Multi-Asset Real Return ETF	3,551,802
47,657	Vanguard Intermediate-Term Corporate Bond ETF	3,873,561
121,802	WisdomTree Floating Rate Treasury Fund ETF	6,119,333
		58,260,741
Total Exchange-Traded Funds (Cost $57,679,268)		58,260,741

Total Investments — 97.6% (Cost $57,679,268)		58,260,741
Other Assets in Excess of Liabilities — 2.4%		1,404,614
Net Assets — 100.0%		59,665,355

ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital Investment
S&P — Standard and Poor’s
SPDR — Standard & Poor’s Depositary Receipts
SSgA — State Street Global Advisors
SSI — Supplemental Security Income
TIPS — Treasury Inflation-Protected Security

Portfolio of Investments	December 31, 2023 (Unaudited)
Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	6.5
Consumer Discretionary	3.2
Energy	1.7
Exchange-Traded Funds	6.6
Financials	17.1
Health Care	10.6
Industrials	9.6
Information Technology	44.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 91.9%
Communication Services — 6.4%
69,296	AT&T, Inc.	1,162,787
3,971	Meta Platforms, Inc., Class A(a)	1,405,575
		2,568,362
Consumer Discretionary — 3.2%
11,754	NIKE, Inc., Class B	1,276,132
		1,276,132
Energy — 1.7%
3,929	Cheniere Energy, Inc.	670,719
		670,719
Financials — 16.8%
7,607	American Express Co.	1,425,096
27,946	Bank of New York Mellon Corp. (The)	1,454,589
11,234	Blackstone, Inc.	1,470,755
17,075	Charles Schwab Corp. (The)	1,174,760
5,560	Chubb, Ltd.	1,256,560
		6,781,760
Health Care — 10.4%
20,075	Centene Corp.(a)	1,489,766
12,179	Dexcom, Inc.(a)	1,511,292
2,292	UnitedHealth Group, Inc.	1,206,669
		4,207,727
Industrials — 9.5%
5,794	AMETEK, Inc.	955,373
28,340	Copart, Inc.(a)	1,388,660
6,026	Trane Technologies PLC	1,469,741
		3,813,774
Information Technology — 43.9%
2,057	Adobe, Inc.(a)	1,227,206
11,490	Advanced Micro Devices, Inc.(a)	1,693,741
1,394	Broadcom, Inc.	1,556,053
4,940	Cadence Design Systems, Inc.(a)	1,345,508
6,126	CDW Corp.	1,392,562
6,591	Crowdstrike Holdings, Inc., Class A(a)	1,682,814
2,335	HubSpot, Inc.(a)	1,355,561
9,380	Keysight Technologies, Inc.(a)	1,492,264
2,539	KLA Corp.	1,475,921
1,974	Lam Research Corp.	1,546,155
4,977	Palo Alto Networks, Inc.(a)	1,467,618

Portfolio of Investments (continued)	December 31, 2023 (Unaudited)
Adaptive Core ETF

Shares		Fair Value ($)

Information Technology — 43.9% (continued)
2,041	ServiceNow, Inc.(a)	1,441,946
		17,677,349
Total Common Stocks (Cost $32,825,111)		36,995,823

Exchange-Traded Funds — 6.5%
7,982	PIMCO Active Bond Exchange-Traded Fund	737,936
6,690	SPDR Bloomberg 1-3 Month T-Bill ETF	611,399
25,165	WisdomTree Floating Rate Treasury Fund ETF	1,264,290
		2,613,625
Total Exchange-Traded Funds (Cost $2,581,685)		2,613,625

Total Investments — 98.4% (Cost $35,406,796)		39,609,448
Other Assets in Excess of Liabilities — 1.6%		650,390
Net Assets — 100.0%		40,259,838

(a)	Non-income producing security.

ETF — Exchange-Traded Fund
PIMCO — Pacific Investment Management Company
PLC — Public Limited Company
SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2023 (Unaudited)
Mohr Sector Nav ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 98.2%
52,305	Energy Select Sector SPDR Fund	4,385,251
177,944	Invesco S&P 500 Equal Weight ETF(a)	28,079,563
21,396	SPDR S&P 500 ETF Trust	10,169,733
32,499	Technology Select Sector SPDR Fund	6,255,408
37,500	Vanguard Energy ETF	4,398,000
		53,287,955
Total Exchange-Traded Funds (Cost $49,678,863)		53,287,955

Total Investments — 98.2% (Cost $49,678,863)		53,287,955
Other Assets in Excess of Liabilities — 1.8%		979,131
Net Assets — 100.0%		54,267,086

(a)	As of December 31, 2023, investment is 51.74% of the Fund’s net assets.

ETF — Exchange-Traded Fund
S&P — Standard and Poor’s
SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	December 31, 2023 (Unaudited)

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed-End Funds	94.3
Common Stocks	4.5
Exchange-Traded Fund	1.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Closed-End Funds — 89.3%
884,934	Aberdeen Asia-Pacific Income Fund, Inc.	2,398,171
143,421	Allspring Income Opportunities	935,105
290,080	BlackRock Credit Allocation Income Trust	2,993,626
110,080	BlackRock Income Trust, Inc.	1,340,774
69,899	BlackRock Municipal Income Trust II	746,521
67,655	BlackRock MuniYield Fund, Inc.	729,321
24,239	BlackRock MuniYield Quality Fund III, Inc.	282,142
47,939	First Trust High Yield Opportunities 2027 Term Fund	667,790
163,026	First Trust Intermediate Duration Preferred & Income Fund	2,658,954
134,116	Franklin, Ltd. Duration Income Trust	834,202
54,817	Invesco Municipal Opportunity Trust	526,791
37,386	Invesco Municipal Trust	356,289
62,174	Invesco Quality Municipal Income Trust	591,275
451,661	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,104,740
107,551	Nuveen AMT-Free Municipal Credit Income Fund	1,271,253
105,525	Nuveen Municipal Credit Income Fund	1,247,305
405,875	Nuveen Preferred & Income Opportunities Fund	2,743,715
101,663	Nuveen Quality Municipal Income Fund	1,164,041
42,505	Nuveen Variable Rate Preferred & Income Fund	690,706
121,735	PGIM Global High Yield Fund, Inc.	1,382,910
120,233	PGIM High Yield Bond Fund, Inc.	1,481,271
80,125	PIMCO Dynamic Income Strategy Fund	1,640,960
300,707	Templeton Emerging Markets Income Fund	1,533,606
309,531	Western Asset Emerging Markets Debt Fund, Inc.	2,850,781
64,749	Western Asset Managed Municipals Fund, Inc.	658,497
		33,830,746
Total Closed-End Funds (Cost $34,695,779)		33,830,746

Common Stock — 4.3%
Financials — 4.3%
83,290	Annaly Capital Management, Inc.	1,613,327
Total Common Stock (Cost $1,676,811)		1,613,327

Exchange-Traded Fund — 1.2%
4,639	iShares MBS ETF	436,437
Total Exchange-Traded Fund (Cost $436,644)		436,437

Total Investments — 94.8% (Cost $36,809,234)		35,880,510
Other Assets in Excess of Liabilities — 5.2%		1,981,859
Net Assets — 100.0%		37,862,369

AMT — Alternative Minimum Tax
ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Securities
PIMCO — Pacific Investment Management Company

Portfolio of Investments	December 31, 2023 (Unaudited)

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed-End Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Closed-End Funds — 98.8%
138,790	BlackRock Municipal Income Trust II	1,482,277
244,144	BlackRock MuniYield Fund, Inc.	2,631,872
109,842	BlackRock MuniYield Quality Fund III, Inc.	1,278,561
89,650	Invesco Municipal Opportunity Trust	861,537
177,721	Invesco Municipal Trust	1,693,681
181,065	Invesco Quality Municipal Income Trust	1,721,928
234,575	Nuveen AMT-Free Municipal Credit Income Fund	2,772,677
238,490	Nuveen Municipal Credit Income Fund	2,818,952
230,562	Nuveen Quality Municipal Income Fund	2,639,935
216,072	Western Asset Managed Municipals Fund, Inc.	2,197,452
		20,098,872
Total Closed-End Funds (Cost $20,805,298)		20,098,872

Total Investments — 98.8% (Cost $20,805,298)		20,098,872
Other Assets in Excess of Liabilities — 1.2%		247,546
Net Assets — 100.0%		20,346,418

AMT — Alternative Minimum Tax

Portfolio of Investments	December 31, 2023 (Unaudited)

Rareview Inflation/Deflation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	94.1
Purchased Options on Futures	5.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 89.4%
70,888	iShares MBS ETF(a)	6,669,143
36,137	SPDR Bloomberg 1-3 Month T-Bill ETF	3,302,560
137,985	Vanguard Intermediate-Term Treasury ETF(b)	8,185,270
21,984	Vanguard Short-Term Treasury ETF	1,282,327
		19,439,300
Total Exchange-Traded Funds (Cost $19,192,869)		19,439,300

Purchased Options on Futures — 5.6%(c)
Total Purchased Options on Futures (Cost $1,184,947)		1,225,000

Total Investments — 95.0% (Cost $20,377,816)		20,664,300
Other Assets in Excess of Liabilities — 5.0%		1,081,758
Net Assets — 100.0%		21,746,058

(a)	As of December 31, 2023, investment is 30.67% of the Fund's net assets.
(b)	As of December 31, 2023, investment is 37.64% of the Fund's net assets.
(c)	See Portfolio of Purchased Options.

ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Securities
SPDR — Standard & Poor's Depositary Receipts

Futures Contracts

At December 31, 2023, the Fund's open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year US Treasury Note Future	564	3/28/24	115,013,799	116,135,531	1,121,732
					1,121,732

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year US Treasury Note Future	232	3/19/24	26,212,302	27,379,625	(1,167,323)
					(1,167,323)

Portfolio of Investments (continued)	December 31, 2023 (Unaudited)

Rareview Inflation/Deflation ETF

Written Options

Exchange-traded options on futures contracts written as of December 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(d)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	3,500	853,125	305,928	97.50	6/14/24	(284,375)
(Total Premiums Received $305,928)							(284,375)

Portfolio of Purchased Options

Exchange-traded options on futures contracts purchased as of December 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(d)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	3,500	840,000	96.00	6/14/24	1,225,000
(Total Cost $1,184,947) - 5.6%						1,225,000

(d)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	December 31, 2023 (Unaudited)

Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Domestic Equity Exchange-Traded Funds	67.5%
Developed and Emerging Markets Exchange-Traded Funds	32.5%
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 86.6%
68,579	SPDR Bloomberg 1-3 Month T-Bill ETF	6,267,435
135,906	Vanguard FTSE Developed Markets ETF	6,509,897
94,811	Vanguard FTSE Emerging Markets ETF	3,896,732
24,578	Vanguard S&P 500 ETF(a)	10,735,671
21,557	Vanguard Small-Cap ETF	4,598,755
		32,008,490
Total Exchange-Traded Funds (Cost $28,364,745)		32,008,490

Total Investments — 86.6% (Cost $28,364,745)		32,008,490
Other Assets in Excess of Liabilities — 13.4%		4,939,430
Net Assets — 100.0%		36,947,920

(a)	As of December 31, 2023, investment is 29.06% of the Fund's net assets.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor's

SPDR — Standard & Poor's Depositary Receipts

Futures Contracts

At December 31, 2023, the Fund's open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index Future	41	3/15/24	3,899,894	4,197,785	297,891
E-mini S&P 500 Future	40	3/15/24	9,319,975	9,640,000	320,025
MSCI EAFE Index Future	51	3/15/24	5,526,210	5,743,620	217,410
MSCI Emerging Markets Index Future	68	3/15/24	3,360,131	3,514,580	154,449
					989,775

Portfolio of Investments	December 31, 2023 (Unaudited)
The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	0.1
Exchange-Traded Fund	19.7
Financials	78.3
Private Investments	0.9
Rights	0.2
Warrants	0.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of December 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares/Units		Fair Value ($)

Common Stocks — 76.0%
Consumer Discretionary — 0.1%
2,813	Allego NV(a)	3,798
2,111	ECD Automotive Design, Inc.(a)	2,618
		6,416
Financials — 75.9%
54,069	A SPAC II Acquisition Corp.(a)	587,190
74,315	Acropolis Infrastructure Escrow(a)	—
25,000	Andretti Acquisition Corp.(a)	271,750
18,740	Arrowroot Acquisition Corp., Class A(a)	196,395
19,219	Athena Technology Acquisition Corp. II, Class A(a)	207,757
44,897	Aura FAT Projects Acquisition Corp., Class A(a)	488,030
36,000	BlueRiver Acquisition Corp., Class A(a)	383,760
35,000	Cartica Acquisition Corp., Class A(a)	381,850
40,000	CF Acquisition Corp. VII, Class A(a)	434,000
41,762	Churchill Capital Corp. VII, Class A(a)	438,501
11,386	Clean Energy Special Situations Corp.(a)	119,553
20,000	Compass Digital Acquisition Corp.(a)	211,000
35,714	Concord Acquisition Corp. II, Class A(a)	370,711
45,000	ESH Acquisition Corp., Class A(a)	459,900
15,000	Fintech Ecosystem Development Corp., Class A(a)	160,650
12,000	FutureTech II Acquisition Corp., Class A(a)	130,320
25,000	Golden Star Acquisition Corp.(a)	260,500
30,000	Gores Holdings IX, Inc., Class A(a)	315,000
20,000	Haymaker Acquisition Corp. 4(a)	205,200
15,000	HH&L Acquisition Co., Class A(a)	160,650
18,914	Integrated Rail and Resources Acquisition Corp., Class A(a)	204,271
42,948	International Media Acquisition Corp.(a)	1,503
35,000	Israel Acquisitions Corp., Class A(a)	374,150
4,500	Keen Vision Acquisition Corp.(a)	46,620
35,150	Kernel Group Holdings, Inc., Class A(a)	377,511
10,027	Keyarch Acquisition Corp.(a)	108,993
54,957	Newbury Street Acquisition Corp.(a)	582,544
20,000	Onyx Acquisition Co. I, Class A(a)	220,800
20,000	Perception Capital Corp. III, Class A(a)	210,800
27,000	Plum Acquisition Corp. I(a)	292,950
14,369	Pono Capital Two, Inc., Class A(a)	153,317
17,000	PowerUp Acquisition Corp., Class A(a)	185,470
45,087	Project Energy Reimagined Acquisition Corp.(a)	477,021
25,094	Screaming Eagle Acquisition Corp., Class A(a)	265,996
40,000	SilverBox Corp. III, Class A(a)	413,600
40,000	Southport Acquisition Corp.(a)	424,800
15,000	Spark I Acquisition Corp.(a)	152,700
27,640	Thunder Bridge Capital Partners IV, Inc., Class A(a)	282,481

Portfolio of Investments (continued)	December 31, 2023 (Unaudited)
The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Financials — 75.9% (continued)
67,033	TortoiseEcofin Acquisition Corp. III, Class A(a)	711,891
14,885	Valuence Merger Corp. I, Class A(a)	166,563
		11,436,698
Total Common Stocks (Cost $11,028,120)		11,443,114

Exchange-Traded Fund — 19.2%
57,800	US Treasury 3 Month Bill ETF	2,881,908
Total Exchange-Traded Fund (Cost $2,885,544)		2,881,908

Private Investments — 0.8%
59,668	Clean Energy Special Situations Corp. - Founder Shares(a)(b)(c)	93,977
19,889	Clean Energy Special Situations Corp. - Private Placement Units(a)(b)(c)(d)	31,325
		125,302
Total Private Investments (Cost $198,894)		125,302

Rights — 0.2%
32,020	A SPAC II Acquisition Corp., 01/02/2026(a)	2,594
40,000	Aurora Technology Acquisition Corp., 01/01/2025(a)	7,400
11,386	Clean Energy Special Situations Corp., 01/01/2025(a)	—
69,024	Deep Medicine Acquisition Corp., 01/12/2029(a)	20,707
10,528	Keyarch Acquisition Corp.(a)	610
26,370	NorthView Acquisition Corp., 12/31/2026(a)	2,294
		33,605
Total Rights (Cost $207)		33,605

Warrants — 0.8%
16,010	A SPAC II Acquisition Corp., 05/03/2027(a)	82
29,698	Aeries Technology, Inc., 10/20/2026(a)	1,491
12,221	Alpha Tau Medical, Ltd., 03/07/2027(a)	2,334
5,428	Alvotech SA, 06/15/2027(a)	13,570
15,030	Athena Technology Acquisition Corp. II, 10/17/2028(a)	376
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(a)	750
40,000	Aurora Technology Acquisition Corp., 02/07/2028(a)	404
8,538	BigBear.ai Holdings, Inc., 12/31/2028(a)	2,887
70,160	Clean Energy Special Situations Corp., 04/12/2026(a)	4,210
16,893	ECD Automotive Design, Inc., 12/08/2027(a)	405
47,224	Fathom Digital Manufacturing C, 12/23/2026(a)	52
42,500	Freightos, Ltd., 01/23/2028(a)	3,443
7,095	Golden Arrow Merger Corp., 07/31/2026(a)	923
13,561	Hyzon Motors, Inc., 10/02/2025(a)	405
16,897	Integrated Rail and Resources Acquisition Corp., 11/12/2026(a)	1,184
35,000	Israel Acquisitions Corp., 02/28/2028(a)	2,104
15,764	Kernel Group Holdings, Inc., Class A, 01/31/2027(a)	333
6,000	Keyarch Acquisition Corp., 07/25/2028(a)	72
40,204	Metals Acquisition, Ltd., 06/16/2028(a)	68,749
8,781	Moringa Acquisition Corp., 02/10/2026(a)	285
10,402	New Vista Acquisition Corp., 12/31/2027(a)	—	(e)
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	792
13,185	NorthView Acquisition Corp., 08/02/2027(a)	165
12,478	Nubia Brand International Corp., 11/16/2026(a)	586
11,868	P3 Health Partners, Inc., 11/19/2026(a)	948
16,095	Pinstripes Holdings, Inc., 09/30/2028(a)	5,940
12,000	Pono Capital Three, Inc., Class A, 04/03/2028(a)	1,080
14,369	Pono Capital Two, Inc., 09/23/2027(a)	405
21,244	SatixFy Communications, Ltd., 10/26/2027(a)	170

Portfolio of Investments (continued)	December 31, 2023 (Unaudited)
The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Warrants — 0.8% (continued)
9,220	Screaming Eagle Acquisition Corp., 12/15/2027(a)	4,150
4,289	Selina Hospitality PLC, 10/25/2027(a)	22
683	Solid Power, Inc., 12/08/2026(a)	132
10,263	Sonder Holdings, Inc., 01/31/2028(a)	205
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028(a)	867
13,333	Target Global Acquisition I Corp., 12/31/2027(a)	933
13,635	Twelve Seas Investment Co. II, 03/02/2028(a)	409
8,978	Valuence Merger Corp. I, 03/01/2027(a)	269
		121,132
Total Warrants (Cost $73,864)		121,132

Total Investments — 97.0% (Cost $14,186,629)		14,605,061
Other Assets in Excess of Liabilities — 3.0%		454,276
Net Assets — 100.0%		15,059,337

(a)	Non-income producing security.
(b)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of December 31, 2023. The total of all such securities represents 0.83% of the net assets of the Fund.
(c)	Security which is restricted to resale. The Fund's Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2023 was $125,302 which represented 0.83% of the total investments of the Fund.
(d)	Each unit represents one share and ½ warrant.
(e)	Amount less than $0.05.

The illiquid restricted securities held as of December 31, 2023 are identified below.

Security	Acquisition Date(f)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Clean Energy Special Situations Corp. - Founder Shares	08/12/2021	153,894	59,668	93,977	0.6
Clean Energy Special Situations Corp. - Private Placement Units	08/12/2021	45,000	19,889	31,325	0.2

(f)	Acquisition date represents the initial purchase date of the security.